9. Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

The components of the net deferred tax asset as of December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Operating loss carryforwards	$1,542,562	$672,656
Depreciation & amortization	(2,876)	(2,480)
Loss on impairment	(22,460)	(22,460)
Stock-based compensation	(182,986)	(117,416)
Total Deferred Tax Assets	1,334,240	530,300
Valuation allowance	(1,334,240)	(530,300)
Net Deferred Tax Asset	$–	$–

Federal and state net operating loss carryforwards were $4,536,947 and $1,978,400 as of December 31, 2017 and 2016, respectively. The net operating loss carryforwards expire between 2033 and 2037.

The following is a reconciliation of the amount of provision for (benefit from) income taxes that would result from applying the federal statutory rate to pretax loss with the provision for income taxes for the years ended December 31, 2017 and 2016, respectively:

	December 31, 2017	December 31, 2016
Tax at statutory rate (34%)	$(869,906)	$(406,233)
Non-deductible expenses	65,966	118,465
Change in valuation allowance	803,940	287,768
State tax benefit, net of federal tax effect	–	–
Provision for Income Taxes	$–	$–

The Company adopted FASB ASC 740-10-05-6 on January 1, 2013. Under FASB ASC 740-10-05-6, tax benefits are recognized only for the tax positions that are more likely than not be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon ultimate settlement. Unrecognized tax benefits are tax benefits claimed in the company's tax return that do not meet these recognition and measurement standards.

Upon the adoption of FASB ASC 740-10-05-6, the Company had no liabilities for unrecognized tax benefits and, as such, the adoption had no impact on its financial statements, and the Company has recorded no additional interest or penalties. The Adoption of FASB ASC 740-10-05-6 did not impact the Company's effective tax rates.

The Company's policy is to recognize potential interest and penalties accrued related to unrecognized tax benefits with the income tax expense. For the years ended December 31, 2017, and 2016, the Company did not recognize any interest or penalties in its Consolidated Statements of Operations, nor did it have any interest or penalties accrued in its Consolidated Balance Sheets at December 31, 2017 and 2016 relating to unrecognized benefits.

The tax years 2013 through 2017 remain open to examination for federal income tax purposes and by other major taxing jurisdictions to which the Company is subject.